2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Interest income	$ 2,139	$ 0	$ 0
Allowance for doubtful accounts	627,000		618,000	$ 71,000
Advertising costs	12,000		79,000	65,000
FDIC limit	250,000
United States bank deposits	1,766,569
Federally insured	959,985
Not federally insured	$ 806,583
Contracts accounted for Company's revenues	20.00%	51.00%
Weighted-average common shares relating to the convertible debt	832,859
Outstanding warrants converted into common shares	2,506,418	2,548,559
Stock based compensation expense	$ 3,545,422	$ 1,486,265	$ 7,356,000	$ 339,000